Goodwill and Intangible Assets: Changes in value of goodwill (Details) - USD ($)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Balance at beginning	$ 38,297,573	$ 0
Acquisition	603,553
Balance at end	$ 38,901,126	38,297,573
Goodwill | Veneto Holdings, L.L.C.
Acquisition		15,051,768
Goodwill | Regentys
Acquisition		13,834,581
Goodwill | Olaregen
Acquisition		$ 9,411,224